UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05603

Name of Fund: BlackRock World Income Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock World Income Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 - Schedule of Investments

BlackRock World Income Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                  Shares
                 Industry                           Held   Common Stocks                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 0.1%    Paper & Forest                   80,642   Western Forest Products, Inc. (b)                             $  168,637
                 Products - 0.1%
                 ------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Canada                                    168,637
-----------------------------------------------------------------------------------------------------------------------------------
United           Diversified Telecommunication         1   PTV, Inc. (b)                                                        500
States - 0.0%    Services - 0.0%
                 ------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in the United States                             500
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks (Cost - $1,406,995) - 0.1%                   169,137
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
United           Diversified Telecommunication    29,543   PTV, Inc. Series A, 10%                                           29,543
States - 0.0%    Services - 0.0%
                 ------------------------------------------------------------------------------------------------------------------
                                                           Total Preferred Stocks (Cost - $818,454) - 0.0%                   29,543
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Warrants (f)
-----------------------------------------------------------------------------------------------------------------------------------
Latin America
-----------------------------------------------------------------------------------------------------------------------------------
Venezuela        Foreign Government                3,000   Venezuela Oil Obligations (expires 4/15/2020)                    111,000
- 0.1%           Obligations - 0.1%
                 ------------------------------------------------------------------------------------------------------------------
                                                           Total Warrants in Latin America - 0.1%                           111,000
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
United           Health Care Providers &          14,085   HealthSouth Corp. (expires 1/16/2014)                             11,268
States - 0.1%    Services - 0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Wireless Telecommunication          225   American Tower Corp. (expires 8/01/2008)                         138,038
                 Services - 0.1%
                 ------------------------------------------------------------------------------------------------------------------
                                                           Total Warrants in North America - 0.1%                           149,306
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Warrants (Cost - $14,638) - 0.2%                           260,306
-----------------------------------------------------------------------------------------------------------------------------------

                                                    Face
                                                  Amount   Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------
Africa
-----------------------------------------------------------------------------------------------------------------------------------
South            Foreign Government       ZAR  5,000,000   South Africa Government Bond, 13% due 8/31/2010                  799,355
Africa - 1.7%    Obligations - 1.7%            3,666,667   South Africa Government Bond Series 196, 10% due 2/28/2009       537,359
                                               5,335,000   South Africa Government Bond Series R153, 13% due 8/31/2010      852,912
                                               3,666,666   South Africa Government Bond Series R195, 10% due 2/28/2008      532,971
                 ------------------------------------------------------------------------------------------------------------------
                                                           Total Fixed Income Securities in Africa - 1.7%                 2,722,597
-----------------------------------------------------------------------------------------------------------------------------------
Europe
-----------------------------------------------------------------------------------------------------------------------------------
Czech            Foreign Government       CZK 34,220,000   Czech Republic, 4% due 4/11/2017                               1,697,135
Republic - 1.0%  Obligations - 1.0%
                 ------------------------------------------------------------------------------------------------------------------
                                                           Total Fixed Income Securities in the Czech Republic            1,697,135
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 2.4%   Diversified Financial    DKK  9,632,352   Realkredit Danmark A/S Series 83D, 5% due 10/01/2038 (a)       1,736,546
                 Services - 1.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Foreign Government            5,800,000   Denmark Government Bond, 4% due 11/15/2010                     1,100,761
                 Obligations - 1.3%            5,775,000   Denmark Government Bond, 4% due 11/15/2017                     1,065,505
                                                                                                                          ---------
                                                                                                                          2,166,266
                 ------------------------------------------------------------------------------------------------------------------
                                                           Total Fixed Income Securities in Denmark                       3,902,812
-----------------------------------------------------------------------------------------------------------------------------------
France - 3.1%    Foreign Government       EUR  3,750,000   France Government Bond OAT, 3.75% due 4/25/2017                5,073,454
                 Obligations - 3.1%
                 ------------------------------------------------------------------------------------------------------------------
                                                           Total Fixed Income Securities in France                        5,073,454
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 20.6%  Foreign Government            1,825,000   Bundesobligation, 3.25% due 4/17/2009 (e)                      2,569,922
                 Obligations - 15.2%           1,875,000   Bundesobligation Series 145, 3.50% due 10/09/2009              2,644,903

BlackRock World Income Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                      Face
                 Industry                           Amount   Fixed Income Securities                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                          EUR      525,000   Bundesobligation Series 148, 3.50% due 4/08/2011          $    733,027
                                                   135,000   Bundesobligation Series 149, 3.50% due 10/14/2011              187,905
                                                 1,365,000   Bundesobligation Series 150, 4% due 4/13/2012                1,933,119
                                                   595,000   Bundesrepublik Deutschland, 4% due 7/04/2016                   830,195
                                                   860,000   Bundesrepublik Deutschland Series 05, 3.50% due
                                                             1/04/2016                                                    1,159,404
                                                 1,225,000   Bundesschatzanweisungen Series 1, 3.75% due 3/13/2009        1,737,925
                                                   900,000   Deutsche Bundesrepublik, 3.75% due 1/04/2015                 1,242,706
                                                 8,095,000   Deutsche Bundesrepubik, 4.75% due 7/04/2034                 11,790,149
                                                                                                                       ------------
                                                                                                                         24,829,255
                 ------------------------------------------------------------------------------------------------------------------
                 Thrifts & Mortgage              6,750,000   Eurohypo AG, 3.25% due 10/26/2015                            8,776,203
                 Finance - 5.4%
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in Germany                    33,605,458
-----------------------------------------------------------------------------------------------------------------------------------
Hungary - 1.5%   Foreign Government       HUF  419,730,000   Hungary Government Bond Series 10/B, 6.75%
                 Obligations - 1.5%                          due 10/12/2010                                               2,366,729
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in Hungary                     2,366,729
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.3%   Diversified Financial    EUR      280,000   GE Capital European Funding, 4.375% due 3/30/2011              393,761
                 Services - 1.3%                 1,200,000   Talisman Finance PLC Series 7 Class A, 5.402% due
                                                             4/22/2017 (a)                                                1,711,132
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in Ireland                     2,104,893
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 0.8%     Foreign Government              1,075,000   Italy Buoni Poliennali Del Tesoro, 4% due 2/01/2037          1,320,431
                 Obligations - 0.8%
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in Italy                       1,320,431
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 1.9%    Commercial Banks - 1.2%  EUR    1,325,000   Eksportfinans A/S, 4.375% due 9/20/2010                      1,885,972
                 ------------------------------------------------------------------------------------------------------------------
                 Foreign Government       NOK    6,425,000   Norway Government Bond, 4.25% due 5/19/2017                  1,132,261
                 Obligations - 0.7%
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in Norway                      3,018,233
-----------------------------------------------------------------------------------------------------------------------------------
Russia - 3.0%    Foreign Government       USD    2,050,000   Russian Federation Bonds (Regulation S), 12.75%
                 Obligations - 2.2%                          due 6/24/2028                                                3,654,125
                 ------------------------------------------------------------------------------------------------------------------
                 Oil, Gas & Consumable             400,000   Gaz Capital for Gazprom, 6.212% due 11/22/2016 (e)             396,480
                 Fuels - 0.8%                      340,000   Gaz Capital for Gazprom, 6.51% due 3/07/2022 (e)               336,566
                                                   500,000   Morgan Stanley Bank AG for OAO Gazprom, 9.625%
                                                             due 3/01/2013                                                  579,050
                                                                                                                       ------------
                                                                                                                          1,312,096
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in Russia                      4,966,221
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 2.9%     Foreign Government       EUR    1,000,000   Spain Government Bond, 4.20% due 7/30/2013                   1,420,582
                 Obligations - 2.9%              2,350,000   Spain Government Bond, 4.40% due 1/31/2015                   3,358,641
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in Spain                       4,779,223
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 1.6%    Foreign Government       SEK   12,650,000   Sweden Government Bond, 4.50% due 8/12/2015                  1,989,144
                 Obligations - 1.6%              3,570,000   Sweden Government Bond Series 1043, 5% due 1/28/2009           561,197
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in Sweden                      2,550,341
-----------------------------------------------------------------------------------------------------------------------------------
Turkey - 2.7%    Foreign Government       USD    1,350,000   Republic of Turkey, 6.75% due 4/03/2018                      1,346,128
                 Obligations - 2.7%       TRY    2,700,000   Turkey Government Bond, 0% due 7/16/2008 (g)                 1,963,371
                                          USD      600,000   Turkey Government International Bond, 7% due 6/05/2020         603,030
                                                   500,000   Turkey Government International Bond, 6.875%
                                                             due 3/17/2036                                                  476,875
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in Turkey                      4,389,404
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock World Income Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                      Face
                 Industry                           Amount   Fixed Income Securities                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
United           Foreign Government       GBP      380,000   United Kingdom Gilt, 5% due 3/07/2008                     $    776,584
Kingdom - 7.5%   Obligations - 6.3%              1,969,000   United Kingdom Gilt, 5% due 9/07/2014                        4,015,066
                                                 2,655,000   United Kingdom Gilt, 4% due 9/07/2016                        5,041,491
                                                   250,000   United Kingdom Gilt, 5% due 3/07/2025                          521,324
                                                                                                                       ------------
                                                                                                                         10,354,465
                 ------------------------------------------------------------------------------------------------------------------
                 Media - 0.2%             USD      250,000   NTL Cable Plc, 9.125% due 8/15/2016                            259,375
                 ------------------------------------------------------------------------------------------------------------------
                 Thrifts & Mortgage              1,600,000   Northern Rock Plc, 5.625% due 6/22/2017 (e)                  1,605,312
                 Finance - 1.0%
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in the United Kingdom         12,219,152
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in Europe - 50.3%             81,993,486
-----------------------------------------------------------------------------------------------------------------------------------
Latin America
-----------------------------------------------------------------------------------------------------------------------------------
Argentina        Foreign Government       ARS       90,000   Argentina Bonos, 2.244% due 9/30/2008 (a)                       40,014
- 0.4%           Obligations - 0.4%       USD      281,250   Argentina Bonos, 5.374% due 8/03/2012 (a)                      252,727
                                                   869,351   Argentina Government International Bond, 1.33%
                                                             due 12/31/2038                                                 354,261
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in Argentina                     647,002
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 4.6%    Commercial Banks - 1.1%  BRL    3,500,000   Banco Bradesco SA,17.50% due 12/10/2007 (e)                  1,918,985
                 ------------------------------------------------------------------------------------------------------------------
                 Foreign Government       USD    2,450,000   Brazilian Government International Bond, 10.50%
                 Obligations - 3.5%                          due 7/14/2014                                                3,099,250
                                                   360,000   Brazilian Government International Bond, 7.125%
                                                             due 1/20/2037                                                  402,120
                                                 1,620,000   Brazilian Government International Bond, 11%
                                                             due 8/17/2040                                                2,166,750
                                                                                                                       ------------
                                                                                                                          5,668,120
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in Brazil                      7,587,105
-----------------------------------------------------------------------------------------------------------------------------------
Colombia - 0.8%  Foreign Government                820,000   Colombia Government International Bond, 7.375%
                 Obligations - 0.8%                          due 1/27/2017                                                  891,750
                                                   320,000   Colombia Government International Bond, 7.375%
                                                             due 9/18/2037                                                  352,000
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in Colombia                    1,243,750
-----------------------------------------------------------------------------------------------------------------------------------
Dominican        Foreign Government                218,595   Dominican Republic International Bond, 9.04%
Republic - 0.1%  Obligations - 0.1%                          due 1/23/2018                                                  245,920
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in the Dominican Republic        245,920
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.5%    Foreign Government       MXN    8,666,200   Mexican Bonos, 9.50% due 12/18/2014                            863,419
                 Obligations - 0.5%
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in Mexico                        863,419
-----------------------------------------------------------------------------------------------------------------------------------
Peru - 1.1%      Foreign Government       USD      225,000   Peru Government International Bond, 8.75% due 11/21/2033       295,538
                 Obligations - 1.1%              1,390,000   Peru Government International Bond, 6.55% due 3/14/2037      1,434,480
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in Peru                        1,730,018
-----------------------------------------------------------------------------------------------------------------------------------
Uruguay - 0.9%   Foreign Government              1,200,000   Uruguay Government International Bond, 9.25%
                 Obligations - 0.9%                          due 5/17/2017                                                1,422,000
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in Uruguay                     1,422,000
-----------------------------------------------------------------------------------------------------------------------------------
Venezuela        Foreign Government                225,000   Venezuela Government International Bond, 7.65%
- 1.1%           Obligations - 1.1%                          due 4/21/2025                                                  201,375
                                                 1,485,000   Venezuela Government International Bond, 9.25%
                                                             due 9/15/2027                                                1,536,975
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in Venezuela                   1,738,350
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in Latin America - 9.5%       15,477,564
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock World Income Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                      Face
                 Industry                           Amount   Fixed Income Securities                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 2.4%    Commercial Services &    USD    1,000,000   Quebecor World Capital Corp., 8.75% due 3/15/2016 (e)     $    907,500
                 Supplies - 0.5%
                 ------------------------------------------------------------------------------------------------------------------
                 Foreign Government       CAD      442,482   Canadian Government Bond, 3% due 12/01/2036                    535,169
                 Obligations - 0.9%                104,984   Canadian Government Bond, 2% due 12/01/2041                    103,635
                                                   825,000   Province of Ontario Canada, 4.70% due 6/02/2037                798,392
                                                                                                                       ------------
                                                                                                                          1,437,196
                 ------------------------------------------------------------------------------------------------------------------
                 Metals & Mining - 0.5%   USD      850,000   Novelis, Inc., 7.25% due 2/15/2015                             820,250
                 ------------------------------------------------------------------------------------------------------------------
                 Paper & Forest Products           750,000   Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012                513,750
                 - 0.5%                            250,000   Domtar, Inc., 7.125% due 8/15/2015                             240,000
                                                                                                                       ------------
                                                                                                                            753,750
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in Canada                      3,918,696
-----------------------------------------------------------------------------------------------------------------------------------
United           Airlines - 0.0%                    10,782   Continental Airlines, Inc. Series 1998-1-C, 6.541%
States - 4.1%                                                due 9/15/2009                                                   10,674
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Services &             250,000   Ashtead Capital, Inc., 9% due 8/15/2016 (e)                    246,562
                 Supplies - 0.2%
                 ------------------------------------------------------------------------------------------------------------------
                 Communications                    500,000   Dycom Industries, Inc., 8.125% due 10/15/2015                  508,750
                 Equipment - 0.3%
                 ------------------------------------------------------------------------------------------------------------------
                 Consumer Finance - 0.2%  CAD      250,000   SLM Corp., 4.30% due 12/15/2009                                239,039
                                          USD       90,000   SLM Corp., 5.40% due 10/25/2011                                 84,027
                                                                                                                       ------------
                                                                                                                            323,066
                 ------------------------------------------------------------------------------------------------------------------
                 Distributors - 0.2%               400,000   American Tire Distributors, Inc., 11.481%
                                                             due 4/01/2012 (a)                                              397,000
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Financial             440,000   General Electric Capital Corp., 6.15% due 8/07/2037            451,553
                 Services - 0.3%
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified                       500,000   Qwest Corp., 7.50% due 10/01/2014                              520,000
                 Telecommunication
                 Services - 0.3%
                 ------------------------------------------------------------------------------------------------------------------
                 Electrical                      1,000,000   Superior Essex Communications LLC, 9% due 4/15/2012            987,500
                 Equipment - 0.6%
                 ------------------------------------------------------------------------------------------------------------------
                 Electric                          250,000   Edison Mission Energy, 7.75% due 6/15/2016                     258,750
                 Utilities - 0.2%
                 ------------------------------------------------------------------------------------------------------------------
                 Hotels, Restaurants &             500,000   Station Casinos, Inc., 7.75% due 8/15/2016                     495,000
                 Leisure - 0.3%
                 ------------------------------------------------------------------------------------------------------------------
                 Household                         375,000   American Greetings Corp., 7.375% due 6/01/2016                 363,750
                 Durables - 0.3%                   250,000   Stanley-Martin Communities LLC, 9.75% due 8/15/2015            186,250
                                                                                                                       ------------
                                                                                                                            550,000
                 ------------------------------------------------------------------------------------------------------------------
                 Media - 0.3%                       35,000   CSC Holdings, Inc. Series B, 8.125% due 7/15/2009               35,613
                                                   500,000   Nielsen Finance LLC, 10% due 8/01/2014                         528,750
                                                                                                                       ------------
                                                                                                                            564,363
                 ------------------------------------------------------------------------------------------------------------------
                 Metals & Mining - 0.1%            130,000   Freeport-McMoRan Copper & Gold, Inc., 8.25%
                                                             due 4/01/2015                                                  140,400
                 ------------------------------------------------------------------------------------------------------------------
                 Oil, Gas & Consumable             850,000   Sabine Pass LNG LP, 7.50% due 11/30/2016                       837,250
                 Fuels - 0.5%
                 ------------------------------------------------------------------------------------------------------------------
                 Road & Rail - 0.3%                450,000   Avis Budget Car Rental LLC, 8.058% due 5/15/2014 (a)           438,750
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in the                         6,729,618
                                                             United States
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in North America - 6.5%       10,648,314
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock World Income Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                      Face
                 Industry                           Amount   Fixed Income Securities                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.3%     Independent Power        USD      500,000   AES China Generating Co. Ltd., 8.25% due 6/26/2010        $    491,155
                 Producers & Energy
                 Traders - 0.3%
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in China                         491,155
-----------------------------------------------------------------------------------------------------------------------------------
Indonesia        Diversified                       475,000   Excelcomindo Finance Co. BV, 8% due 1/27/2009 (e)              475,000
- 0.8%           Telecommunication
                 Services - 0.3%
                 ------------------------------------------------------------------------------------------------------------------
                 Foreign Government                350,000   Indonesia Government International Bond, 7.50%
                 Obligations - 0.5%                          due 1/15/2016 (e)                                              376,250
                                                   500,000   Indonesia Government International Bond, 6.625%
                                                             due 2/17/2037 (e)                                              478,125
                                                                                                                       ------------
                                                                                                                            854,375
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in Indonesia                   1,329,375
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 2.0%     Foreign Government       JPY  373,000,000   Japan Government Fifteen Year Bond Series 39, 1.27%
                 Obligations - 2.0%                          due 3/20/2021 (a)                                            3,246,966
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in Japan                       3,246,966
-----------------------------------------------------------------------------------------------------------------------------------
Kazakhstan       Commercial Banks - 0.2%  USD       90,000   Kazkommerts International B.V., 8.50% due 4/16/2013             85,151
- 0.3%                                             270,000   Kazkommerts International B.V., 8% due 11/03/2015              248,346
                                                                                                                       ------------
                                                                                                                            333,497
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Financial             200,000   CenterCredit International B.V., 8.625% due 1/30/2014          178,468
                 Services - 0.1%
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in Kazakhstan                    511,965
-----------------------------------------------------------------------------------------------------------------------------------
Philippines      Foreign Government                370,000   Philippine Government International Bond, 9%
- 0.5%           Obligations - 0.5%                          due 2/15/2013                                                  421,800
                                                   265,000   Philippine Government International Bond, 7.75%
                                                             due 1/14/2031                                                  293,488
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in the Philippines               715,288
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities in the Pacific
                                                             Basin/Asia - 3.9%                                            6,294,749
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Securities
                                                             (Cost - $112,147,581) - 71.9%                              117,136,710
-----------------------------------------------------------------------------------------------------------------------------------

                                                             U.S. Government & Agency Obligations
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
United                                                       Fannie Mae Guaranteed Pass-Through Certificates:
States - 6.0%                                      900,000      5.50% due 10/15/2022                                        897,750
                                                 3,072,607      5.50% due 4/01/2037-10/15/2037                            3,009,611
                                                 3,000,000      6.00% due 10/15/2037                                      3,003,750
                                                 2,126,550   U.S. Treasury Inflation Indexed Bonds, 1.875%
                                                             due 7/15/2013                                                2,092,825
                                                   742,651   U.S. Treasury Inflation Indexed Bonds, 2.50%
                                                             due 7/15/2016 (i)                                              756,866
                                                    25,000   U.S. Treasury Note, 4.625% due 7/31/2012                        25,436
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total U.S. Government & Agency Obligations
                                                             (Cost - $9,708,981) - 6.0%                                   9,786,238
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Non-U.S. Government Agency Mortgage-Backed
                                                             Securities
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
United                                           1,800,000   Bank One Issuance Trust Series 2002-A5 Class A5, 5.211%
States - 16.1%                                               due 6/15/2010 (a)                                            1,800,256
                                                 2,150,000   Bank One Issuance Trust Series 2003-A10 Class A10, 5.43%
                                                             due 6/15/2011 (a)(i)                                         2,148,710
                                                 1,700,000   Bank of America Credit Card Trust Series 2006-A16
                                                             Class A16, 4.72% due 5/15/2013                               1,692,583

BlackRock World Income Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                      Face   Non-U.S. Government Agency Mortgage-Backed
                                                    Amount   Securities                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                          USD      325,863   Bear Stearns Adjustable Rate Mortgage Trust Series
                                                             2004-6 Class 3A, 5.431% due 9/25/2034 (a)                 $    318,645
                                                 1,030,000   Bear Stearns Commercial Mortgage Securities Series
                                                             2005-PWR8 Class A4, 4.674% due 6/11/2041                       979,213
                                                   700,000   Bear Stearns Commercial Mortgage Securities Series
                                                             2007-PW17 Class A4, 5.694% due 6/11/2050 (a)                   705,691
                                                   920,000   CWCapital Cobalt Ltd. Series 2006-C1 Class A4, 5.223%
                                                             due 8/15/2048                                                  896,278
                                                 2,550,000   Chase Issuance Trust Series 2005-A3 Class A, 5.34%
                                                             due 10/17/2011 (a)                                           2,543,948
                                                 1,300,000   Chase Manhattan Auto Owner Trust Series 2005-B Class A4,
                                                             4.88% due 6/15/2012                                          1,296,449
                                                   345,075   Countrywide Home Loan Mortgage Pass-Through Trust
                                                             Series 2003-56 Class 5A1, 4.781% due 12/25/2033 (a)(e)         338,703
                                                   975,000   Credit Suisse Mortgage Capital Certificates Series
                                                             2007-C3 Class A4, 5.723% due 6/15/2039 (a)                     985,736
                                                   941,723   First Union National Bank Commercial Mortgage Series
                                                             1999-C4 Class A2, 7.39% due 12/15/2031                         980,350
                                                 1,675,000   Ford Credit Auto Owner Trust Series 2006-C Class A3,
                                                             5.16% due 11/15/2010                                         1,676,337
                                                   382,049   GSR Mortgage Loan Trust Series 2005-AR1 Class 4A1,
                                                             5.134% due 1/25/2035 (a)                                       376,547
                                                   817,907   JPMorgan Chase Commercial Mortgage Securities Corp.
                                                             Series 2001-CIBC Class A3, 6.26% due 3/15/2033                 844,045
                                                   398,058   JPMorgan Mortgage Trust Series 2004-A5 Class 3A1, 5.309%
                                                             due 12/25/2034 (a)                                             388,540
                                                   870,000   LB-UBS Commercial Mortgage Trust Series 2006-C7
                                                             Class A3, 5.347% due 11/15/2038                                857,220
                                                 1,010,000   LB-UBS Commercial Mortgage Trust Series 2007-C1
                                                             Class A4, 5.424% due 2/15/2040                                 996,491
                                                   750,000   LB-UBS Commercial Mortgage Trust Series 2007-C6
                                                             Class A4, 5.858% due 7/15/2040 (a)                             762,643
                                                   975,000   PECO Energy Transition Trust Series 2001-A Class A1,
                                                             6.52% due 12/31/2010                                         1,019,255
                                                   612,119   Residential Asset Mortgage Products, Inc. Series
                                                             2006-RZ2 Class A1, 5.57% due 5/25/2036 (a)                     608,396
                                                 1,450,000   SLM Student Loan Trust Series 2005-1 Class A2, 5.44%
                                                             due 4/27/2020 (a)                                            1,453,364
                                                   850,000   Salomon Brothers Mortgage Securities VII, Inc. Series
                                                             2001-C2 Class A3, 6.499% due 10/13/2011                        889,133
                                                   252,000   WaMu Mortgage Pass-Through Certificates Series 2006-AR10
                                                             Class 3A2, 6.098% due 8/25/2046 (a)                            249,650
                                                   636,000   WaMu Mortgage Pass-Through Certificates Series 2006-AR18
                                                             Class 3A2, 5.544% due 1/25/2037 (a)                            619,686
                                                   240,000   WaMu Mortgage Pass-Through Certificates Series 2007-HY1
                                                             Class 3A2, 5.883% due 2/25/2037 (a)                            236,271
                                                   526,900   Wells Fargo Home Equity Trust Series 2006-2 Class A1,
                                                             5.57% due 7/25/2036 (a)                                        524,852
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Non-U.S. Government Agency Mortgage-Backed
                                                             Securities in North America - 16.1%                         26,188,992
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock World Income Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                      Face   Non-U.S. Government Agency Mortgage-Backed
                                                    Amount   Securities                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.2%                              JPY   50,000,000   JLOC XXXVII Trust, Series 37A Class A1, 0.991%
                                                             due 1/15/2015 (a)                                         $    434,423
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Non-U.S. Government Agency Mortgage-Backed
                                                             Securities (Cost - $26,495,173) - 16.3%                     26,623,415
-----------------------------------------------------------------------------------------------------------------------------------

                                                Beneficial
                                                  Interest   Other Interests (d)
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
United           Media - 0.0%             USD      575,000   Adelphia Escrow                                                     58
States - 0.0%                                      721,128   Adelphia Recovery Trust                                             72
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Other Interests (Cost - $2,358) - 0.0%                       130
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                 4,942,370   BlackRock Liquidity Series, LLC Cash Sweep Series,
                                                             5.22% (c)(h)                                                 4,942,370
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Short-Term Securities
                                                             (Cost - $4,942,370) - 3.0%                                   4,942,370
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Number of
                                                 Contracts   Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
                 Call Options                       10,200   German DeutscheMark, expiring December 2007 at USD 33.1,
                 Purchased - 0.0%                            Broker Calyon Finance                                            8,364
                                                    10,630   German DeutscheMark, expiring January 2008 at USD 935,
                                                             Broker Deutsche Bank AG London                                  25,193
                                                                                                                       ------------
                                                                                                                             33,557
                 ------------------------------------------------------------------------------------------------------------------
                 Put Options                         3,310   Malaysian Dollar, expiring May 2008 at USD 3.318,
                 Purchased - 0.1%                            Broker Citibank, N.A.                                           28,665
                                                     1,986   Malaysian Dollar, expiring May 2008 at USD 3.327, Broker
                                                             Deutsche Bank AG London                                         18,291
                                                                                                                       ------------
                                                                                                                             46,956
                 ------------------------------------------------------------------------------------------------------------------
                                                             Total Options Purchased
                                                             (Premiums Paid - $173,917) - 0.1%                               80,513
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Investments Before TBA Sale Commitments
                                                             (Cost - $155,710,467) - 97.6%                              159,028,362
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Face
                                                    Amount   TBA Sale Commitments
-----------------------------------------------------------------------------------------------------------------------------------
                                          USD      100,000   Fannie Mae Guaranteed Pass-Through Certificates, 5.50%
                                                             due 10/15/2037                                                 (97,954)
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total TBA Sale Commitments
                                                             (Premiums Received - $96,511) - (0.1%)                         (97,954)
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Investments, Net of TBA Sale Commitments
                                                             (Cost - $155,613,956*) - 97.5%                             158,930,408

                                                             Other Assets Less Liabilities - 2.5%                         4,033,400
                                                                                                                       ------------
                                                             Net Assets - 100.0%                                       $162,963,808
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments, net of TBA sale commitments, as of September 30, 2007, as computed for federal income tax purposes were as follows:

      Aggregate cost                                              $ 155,552,484
                                                                  =============
      Gross unrealized appreciation                               $   6,397,028
      Gross unrealized depreciation                                  (3,019,104)
                                                                  -------------
      Net unrealized appreciation                                 $   3,377,924
                                                                  =============

BlackRock World Income Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

(a)   Floating rate security.
(b)   Non-income producing security.
(c)   Represents the current yield as of September 30, 2007.
(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(f) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(g)   Represents a zero coupon bond.
(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------------------------------------
      Affiliate                                                                          Net Activity    Interest Income
      ------------------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series                                 $ (5,371,889)      $  123,806
      ------------------------------------------------------------------------------------------------------------------

(i) All or a portion of security held as collateral in connection with open financial futures contracts.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Forward foreign exchange contracts purchased as of September 30, 2007 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
      Foreign Currency                    Settlement               Appreciation
      Purchased                             Date                  (Depreciation)
      --------------------------------------------------------------------------
      AUD            850,000             October 2007              $    23,577
      BRL          8,555,000             October 2007                  149,642
      BRL          1,103,408            November 2007                    2,212
      CAD          4,462,100             October 2007                  249,763
      CHF          4,594,386             October 2007                   79,834
      CNY         32,315,000             October 2007                    9,079
      CLP      1,396,510,000             October 2007                   50,068
      DKK          9,797,400             October 2007                   67,894
      EUR         22,831,337             October 2007                1,264,454
      GBP            831,500             October 2007                   15,629
      HUF        606,586,800             October 2007                  195,898
      IDR     23,919,647,550             October 2007                  (31,047)
      INR        127,500,000            November 2007                   24,394
      ISK        187,031,300             October 2007                   38,003
      JPY      5,567,454,140             October 2007                2,290,656
      KRW      2,903,480,000             October 2007                   (6,169)
      MXN        334,828,000             October 2007                  417,264
      MYR          5,012,200             October 2007                    7,005
      NOK         10,201,997             October 2007                  113,601
      NZD             70,000             October 2007                    1,101
      PHP         58,420,000             October 2007                   14,196
      PLN          3,178,200             October 2007                   34,772
      RUB        127,477,800             October 2007                   90,464
      SEK          4,740,000             October 2007                   20,345
      SGD          1,140,332             October 2007                    9,979
      TRY         13,648,300             October 2007                1,110,729
      ZAR         49,337,000             October 2007                  352,533
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign
      Exchange Contracts - Net
      (USD Commitment - $176,577,595)                              $ 6,595,876
                                                                   ===========

BlackRock World Income Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

o Forward foreign exchange contracts sold as of September 30, 2007 were as follows:

      -------------------------------------------------------------------------
                                                                   Unrealized
                                              Settlement          Appreciation
      Foreign Currency Sold                      Date            (Depreciation)
      -------------------------------------------------------------------------
      ARS           2,750,000                October 2007         $      9,267
      BRL           5,355,000                October 2007             (191,668)
      CAD           3,046,000                October 2007             (165,115)
      CHF             895,226                October 2007              (27,293)
      CLP       1,398,791,600                October 2007              (48,232)
      CZK          25,683,025                October 2007              (67,671)
      DKK          24,889,000                October 2007             (141,712)
      EUR          17,617,000                October 2007             (824,993)
      GBP           1,118,000                October 2007              (73,135)
      HUF       1,351,445,500                October 2007             (299,851)
      IDR      34,305,900,000                October 2007              (76,987)
      INR         179,305,000               November 2007             (112,392)
      ISK         184,630,527                October 2007              (61,453)
      JPY         693,330,600                October 2007              (19,559)
      MXN         329,661,300                October 2007             (229,581)
      NOK          17,188,805                October 2007             (225,047)
      PHP          29,460,000                October 2007              (13,888)
      RUB         127,477,800                October 2007              (96,405)
      SEK           1,317,100                October 2007               (5,340)
      TRY          16,254,308                October 2007           (1,137,699)
      ZAR          64,501,469                October 2007             (431,508)
      -------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign
      Exchange Contracts - Net
      (USD Commitment - $126,558,690)                             $ (4,240,262)
                                                                  ============

o Financial futures contracts purchased as of September 30, 2007 were as follows:

      ---------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Unrealized
                                                                                  Expiration          Face          Appreciation
      Number of Contracts                Issue                   Exchange            Date            Value         (Depreciation)
      ---------------------------------------------------------------------------------------------------------------------------
              85                    90-Day Bank Bill              Sydney         December 2007    $ 16,803,807       $ (26,514)
              86                    Euro-BOBL Future               Eurex         December 2007    $ 13,244,776         (39,854)
              29                    Euro-BUND Future             Frankfurt       December 2007    $  4,667,892          (8,308)
              12              10-Year Canadian Bond Future       Montreal        December 2007    $  1,351,703           4,714
               1                10-Year Japan Bond Future          Tokyo         December 2007    $  1,174,552             218
              14                2-Year U.S. Treasury Bond         Chicago        December 2007    $  2,890,156           8,500
      ---------------------------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation - Net                                                                            $ (61,244)
                                                                                                                     =========

o     Financial futures contracts sold as of September 30, 2007 were as follows:

      -----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Unrealized
                                                                            Expiration             Face         Appreciation
      Number of Contracts                Issue              Exchange           Date                Value       (Depreciation)
      -----------------------------------------------------------------------------------------------------------------------
                17                Euro-SCHATZ Future          Other        December 2007        $ 2,508,733       $  3,179
                84            5-Year U.S. Treasury Bond      Chicago       December 2007        $ 8,983,267         (7,358)
               148            10-Year U.S. Treasury Bond     Chicago       December 2007        $16,148,232        (25,393)
                39            30-Year U.S. Treasury Bond     Chicago       December 2007        $ 4,364,661         22,255
      -----------------------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation - Net                                                                         $ (7,317)
                                                                                                                  ========

BlackRock World Income Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

o     Swaps outstanding as of September 30, 2007 were as follows:

      ------------------------------------------------------------------------------------------------------------------
                                                                                                            Unrealized
                                                                                        Notional           Appreciation
                                                                                         Amount           (Depreciation)
      ------------------------------------------------------------------------------------------------------------------
      Receive a fixed rate of 7.73% and pay a floating rate
      based on 3-month New Zealand Dollar Bank Bill rate
         Broker, Citibank N.A.
         Expires March 2009                                                   NZD       4,020,000          $  (49,035)

      Pay a fixed rate of 4.5275% and receive a floating rate based on 6-month EURIBOR
         Broker, Citibank N.A.
         Expires August 2009                                                  USD       3,655,000             (20,206)

      Pay a fixed rate of 4.925% and receive a floating rate based on
      3-month LIBOR
         Broker, Citibank N.A.
         Expires August 2009                                                  USD       4,945,000               7,335

      Receive a fixed rate of 8.16% and pay a floating rate based on
      3-month NZD Bank Bill Rate
         Broker, Deutsche Bank AG London
         Expires September 2009                                               NZD       6,549,000             (34,657)

      Receive a fixed rate of 8.13% and pay a floating rate based on
      3-month NZD Bank Bill Rate
         Broker, Deutsche Bank AG London
         Expires September 2009                                               NZD       8,950,000             (52,249)

      Receive a fixed rate of 8.32% and pay a floating rate based on
      3-month NZD Bank Bill Rate
         Broker, Deutsche Bank AG London
         Expires August 2010                                                  NZD       5,085,000             (31,665)

      Pay a fixed rate of 7.03% and receive a floating rate based on
      6-month BUBOR rate
         Broker, Citibank N.A.
         Expires December 2010                                                HUF     505,300,000              40,869

      Pay a fixed rate of 4.7% and receive a floating rate based on
       6-month LIBOR
         Broker, Citibank N.A.
         Expires February 2011                                                EUR       4,600,000              15,168

      Receive a fixed rate of 4.8625% and pay a floating rate based on 3- month STIBOR
         Broker, Citibank N.A.
         Expires February 2011                                                SEK      42,500,000             (41,202)

      Sold credit default protection on Indonesia Government
      International Bond and receive 1.63%
         Broker, Citibank N.A.
         Expires March 2011                                                   USD       1,500,000              28,193

BlackRock World Income Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

o     Swaps outstanding as of September 30, 2007 were as follows:

      ------------------------------------------------------------------------------------------------------------------
                                                                                                            Unrealized
                                                                                        Notional           Appreciation
                                                                                         Amount           (Depreciation)
      ------------------------------------------------------------------------------------------------------------------
      Bought credit default protection on  iTRAXX EUR 7 V1 Indice and pay 0.30%
         Broker, Citibank N.A.
         Expires June 2012                                                    EUR       1,000,000          $    7,096

      Bought credit default protection on Dow Jones CDX North America
      Emerging Markets Index Series 7 and pay 1.25%
         Broker, Lehman Brothers Special Financing
         Expires June 2012                                                    USD         500,000              (7,415)

      Bought credit default protection on Mexico (United Mexican
      States) and pay 0.6%
         Broker, Deutsche Bank AG London
         Expires August 2012                                                  USD         600,000              (3,181)

      Bought credit default protection on Mexico (United Mexican
      States) and pay 0.59%
         Broker, Lehman Brothers Special Financing
         Expires August 2012                                                  USD         320,000              (1,557)

      Bought credit default protection on Stmicroelectronics NV
      and pay .255%
         Broker, Citibank N.A.
         Expires September 2012                                               EUR         800,000              (1,289)

      Sold credit default protection on PPR SA and receive 0.95%
         Broker, UBS Warburg
         Expires September 2012                                               EUR       1,100,000              16,053

      Sold credit default protection on Citibank and receive 0.75%
         Broker, Citibank N.A.
         Expires September 2012                                               EUR         800,000               3,529

      Bought credit default protection on Citibank and receive 0.48%
         Broker, Citibank N.A.
         Expires September 2012                                               EUR         800,000              (8,933)

      Sold credit default protection on Veolia Environnement and receive 0.54%
         Broker, Citibank N.A.
         Expires September 2012                                               EUR         800,000               7,859

      Bought credit default protection on LVMH Moet Hennessy Louis
      Vuitton SA and pay 0.38%
         Broker, UBS Warburg
         Expires September 2012                                               EUR       1,100,000              (9,356)

      Bought credit default protection on Koninklijke Philips
      Electronics NV and pay 0.34%
         Broker, Citibank N.A.
         Expires September 2012                                               EUR         800,000              (2,401)

BlackRock World Income Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

o     Swaps outstanding as of September 30, 2007 were as follows:

      ------------------------------------------------------------------------------------------------------------------
                                                                                                            Unrealized
                                                                                        Notional           Appreciation
                                                                                         Amount           (Depreciation)
      ------------------------------------------------------------------------------------------------------------------
      Pay a fixed rate of 7.69% and receive a floating rate based on
      3-month NZD Bank Bill Rate
         Broker, Deutsche Bank AG London
         Expires September 2012                                               NZD       2,675,000          $   21,706

      Pay a fixed rate of 7.67667% and receive a floating rate based on 3-month NZD Bank Bill Rate
         Broker, Deutsche Bank AG London
         Expires September 2012                                               NZD       3,715,000              32,353

      Pay a fixed rate of 1.51% and receive a floating rate based on
      6-month JPY Fixing LIBOR rate
         Broker, Citibank N.A.
         Expires December 2013                                                JPY     161,000,000               2,386

      Pay a fixed rate of 4.14% and receive a floating rate based on the 6-month CZECH Interbank rate (PRIBOR)
         Broker, Citibank N.A.
         Expires April 2017                                                   CZK      12,375,000              22,247

      Pay a fixed rate of 4.16% and receive a floating rate based on the 6-month CZECH Interbank rate (PRIBOR)
         Broker, Citibank N.A.
         Expires May 2017                                                     CZK      21,200,000              36,627

      Receive a fixed rate of 5.822% and pay a floating rate based on
      3-month LIBOR
         Broker, Citibank N.A.
         Expires June 2017                                                    USD       1,120,000              49,251

      Receive a fixed rate of 5.773% and pay a floating rate based on the 3-month LIBOR
         Broker, Citibank N.A.
         Expires June 2017                                                    USD       2,200,000              87,200

      Pay a fixed rate of 8.15% and receive a floating rate based on
       3-month Johannesburg Inter-Bank Agreed Rate (JIBAR)
         Broker, JPMorgan Chase
         Expires July 2017                                                    ZAR      14,000,000             150,989

      Receive a fixed rate of 5.828% and pay a floating rate based on the 3-month LIBOR
         Broker, Citibank N.A.
         Expires June 2022                                                    USD       5,000,000             236,639

      Receive a fixed rate of 2.39% and pay a floating rate based on
      6-month JPY Fixing LIBOR rate
         Broker, Citibank N.A.
         Expires December 2036                                                JPY      51,000,000             (12,427)
      ----------------------------------------------------------------------------------------------------------------
      Total                                                                                                $  489,927
                                                                                                           ==========

BlackRock World Income Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

o     Currency Abbreviations:

      ARS        Argentine Peso
      AUD        Australian Dollar
      BRL        Brazilian Real
      CAD        Canadian Dollar
      CHF        Swiss Franc
      CLP        Chilean Peso
      CNY        China Renminbi
      CZK        Czech Republic Koruna
      DKK        Danish Krone
      EUR        Euro
      GBP        British Pound
      HUF        Hungary Forint
      IDR        Indonesian Rupiah
      INR        Indian Rupee
      ISK        Icelandic Crona
      JPY        Japanese Yen
      KRW        South Korean Won
      MXN        Mexican New Peso
      MYR        Malaysian Ringgit
      NOK        Norwegian Krone
      NZD        New Zealand Dollar
      PHP        Philippines Peso
      PLN        Poland Zloty
      RUB        Russian Rouble
      SEK        Swedish Krona
      SGD        Singapore Dollar
      TRY        Turkish Lira
      USD        U.S. Dollar
      ZAR        South African Rand

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Income Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock World Income Fund, Inc.

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock World Income Fund, Inc.

Date: November 20, 2007


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock World Income Fund, Inc.

Date: November 20, 2007